Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010


Check here if Amendment [ ];   Amendment Number: ____
This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays BR Holdings SaRL
   Address:  9 allee Scheffer
	     L-2520 Luxembourg
	     Luxembourg

           Form 13F File Number: 028-13998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Manfred Zisselsberger
                        Title: Manager
                        Phone: +352 2663 5001

Signature, Place, and Date of Signing:

Manfred Zisselsberger, Luxembourg,      February 11, 2011


    Report Type (Check only one.):
       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC